Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 5,026,025	¥ 6,709,467
Trading account assets measured at fair value under fair value option	19,736,120	20,964,024
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	4,627,672	4,490,360
Allowance for credit losses	14,465
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	105,033	56,411
Held-to-maturity debt securities, Fair value	3,972,055	4,177,894
Equity securities pledged that secured parties are permitted to sell or repledge	12,187	616
Equity securities measured at fair value	5,408,055	4,850,376
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	448,311	648,437
Due to trust account and other short-term borrowings measured at fair value under fair value option	164,058	377,133
Long-term debt measured at fair value under fair value option	¥ 393,710	¥ 304,067
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	13,581,995,120	13,581,995,120
Common stock, stated value
Treasury stock, shares	737,756,963	741,772,308